INCOME TAX EXPENSE (Income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Current tax	$ (671,016)	$ (1,650,281)	$ (338,408)
Deferred tax	80,692	185,655	39,895
Effect of changes in tax law (note 10)	0	(9,117)	0
Recovery of income tax	16,596	76,604	7,025
Income tax expense	$ (573,728)	$ (1,397,139)	$ (291,488)